Leases - Schedule of components of lease cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 26,494	$ 3,630	¥ 35,197	¥ 37,447
Short-term lease cost	5,347	733	1,971	2,267
Total lease cost	¥ 31,841	$ 4,363	¥ 37,168	¥ 39,714